Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Summary of key management personnel

	2022	2021	2020
	£m	£m	£m
Salaries and other short-term employee benefits	7	6	8
Post-employment benefits	—	1	—
Share-based payments	5	3	2
	12	10	10